Share-based payments - Disclosure of Free Shares outstanding (Details)	Jun. 30, 2023 shares	Jun. 27, 2023 shares benefeciary	Jun. 30, 2022 shares	Jun. 22, 2022 shares benefeciary	Apr. 20, 2021 shares benefeciary	Mar. 11, 2020 shares benefeciary
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards outstanding (in shares)	3,974,343
AGA 2020
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)						650,000
Number of shares issued (in shares)						50,000
Total number of shares to which the awards were likely to give right (in shares)						50,000
Number of awards subscribed (in shares)			50,000
Total number of awards lapsed, cancelled or forfeited (in shares)			0
Total number of awards outstanding (in shares)	0
Maximum total number of awards that may be subscribed (in shares)	0
Duration of the holding period						1 year
AGA 2020 | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)						50,000
AGA 2020 | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)						0
AGA 2020 | Anne-Juliette HERMANT
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)						50,000
AGA 2020 | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary						0
AGA 2021
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)					850,000
Number of shares issued (in shares)					362,515
Total number of shares to which the awards were likely to give right (in shares)					362,515
Number of awards subscribed (in shares)			354,510
Total number of awards lapsed, cancelled or forfeited (in shares)			8,005
Total number of awards outstanding (in shares)	0
Maximum total number of awards that may be subscribed (in shares)	0
Duration of the holding period					1 year
AGA 2021 | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)					270,000
AGA 2021 | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)					180,000
AGA 2021 | Anne-Juliette HERMANT
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)					90,000
AGA 2021 | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary					79
AGA 2022
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)				850,000
Number of shares issued (in shares)				300,039
Total number of shares to which the awards were likely to give right (in shares)				300,039
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	1,009
Total number of awards outstanding (in shares)	299,030
Maximum total number of awards that may be subscribed (in shares)	299,030
AGA 2022 | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)				245,000
AGA 2022 | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)				150,000
AGA 2022 | Anne-Juliette HERMANT
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)				35,000
AGA 2022 | Bart VAN RHIJN
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)				60,000
AGA 2022 | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary				79
AGA 2023 -= P1
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)		1,200,000
Number of shares issued (in shares)		427,110
Total number of shares to which the awards were likely to give right (in shares)		427,110
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	0
Total number of awards outstanding (in shares)	427,110
Maximum total number of awards that may be subscribed (in shares)	427,110
AGA 2023 -= P1 | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)		298,860
AGA 2023 -= P1 | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)		200,116
AGA 2023 -= P1 | Anne-Juliette HERMANT
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)		33,354
AGA 2023 -= P1 | Bart VAN RHIJN
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)		65,390
AGA 2023 -= P1 | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary		88
AGA 2023 - P2
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)		1,200,000
Number of shares issued (in shares)		439,210
Total number of shares to which the awards were likely to give right (in shares)		439,210
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	0
Total number of awards outstanding (in shares)	439,210
Maximum total number of awards that may be subscribed (in shares)	439,210
AGA 2023 - P2 | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)		293,470
AGA 2023 - P2 | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)		200,116
AGA 2023 - P2 | Anne-Juliette HERMANT
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)		33,354
AGA 2023 - P2 | Bart VAN RHIJN
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)		65,390
AGA 2023 - P2 | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary		87